EMPLOYEE BENEFIT PLANS - Impact of Change to Actuarial Assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (12)
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 13
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Compensation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Future life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (5)
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year
Retirement age
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year